Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Issued March 20, 2018 [Member]	Issued March 20, 2019 [Member]	Common Stock [Member]	Common Stock [Member] Issued March 20, 2018 [Member]	Common Stock [Member] Issued March 20, 2019 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2017	$ 963,213			$ 555			$ 589,436	$ (277)	$ 373,499
Beginning Balance, (in shares) at Dec. 31, 2017				55,529,762
Adjustment to equity for the adoption of the new revenue / leasing standard	(3,352)								(3,352)
Restricted shares issued		$ 2			$ 2
Restricted shares issued, (in shares)					126,542
Net income	(2,463)								(2,463)
Foreign currency translation	(66)							(66)
Share-based compensation plan	364						364
Ending Balance at Jun. 30, 2018	957,698			$ 557			589,800	(343)	367,684
Ending Balance, (in shares) at Jun. 30, 2018				55,656,304
Beginning Balance at Mar. 31, 2018	960,889			$ 557			589,743	(254)	370,843
Beginning Balance, (in shares) at Mar. 31, 2018				55,656,304
Net income	(3,159)								(3,159)
Foreign currency translation	(89)							(89)
Share-based compensation plan	57						57
Ending Balance at Jun. 30, 2018	957,698			$ 557			589,800	(343)	367,684
Ending Balance, (in shares) at Jun. 30, 2018				55,656,304
Beginning Balance at Dec. 31, 2018	$ 955,110			$ 557			590,508	(363)	364,408
Beginning Balance, (in shares) at Dec. 31, 2018	55,657,631			55,657,631
Adjustment to equity for the adoption of the new revenue / leasing standard	$ (136)								(136)
Restricted shares issued			$ 1			$ 1
Restricted shares issued, (in shares)						174,438
Net income	(10,990)								(10,990)
Foreign currency translation	(30)							(30)
Share-based compensation plan	746						746
Ending Balance at Jun. 30, 2019	$ 944,701			$ 558			591,254	(393)	353,282
Ending Balance, (in shares) at Jun. 30, 2019	55,832,069			55,832,069
Beginning Balance at Mar. 31, 2019	$ 952,015			$ 558			590,853	(411)	361,015
Beginning Balance, (in shares) at Mar. 31, 2019				55,832,069
Net income	(7,733)								(7,733)
Foreign currency translation	18							18
Share-based compensation plan	401						401
Ending Balance at Jun. 30, 2019	$ 944,701			$ 558			$ 591,254	$ (393)	$ 353,282
Ending Balance, (in shares) at Jun. 30, 2019	55,832,069			55,832,069